EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2021
EXPLORATION AND EVALUATION ASSETS
EXPLORATION AND EVALUATION ASSETS

9.      EXPLORATION AND EVALUATION ASSETS

	Santa Rosa	El Horcón
	Property	Property	Coricancha	Tucano	Total
Balance, January 1, 2020	$988	$1,124	$13,257	$290	$15,659
Change in reclamation and remediation provision	—	—	10,739	—	10,739
Foreign exchange translation difference	—	—	—	(64)	(64)
Balance, December 31, 2020	$988	$1,124	$23,996	$226	$26,334
Change in reclamation and remediation provision	—	—	984	—	984
Foreign exchange translation difference	—	—	—	(15)	(15)
Balance, December 31, 2021	$988	$1,124	$24,980	$211	$27,303